Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Schedule of net product revenues by product
The Company’s net product revenues consisted of the following for the years ended December 31:

	2019	2018	2017
Products:
Acetadote	$3,824,449	$4,284,111	$6,576,720
Omeclamox-Pak	837,829	623,297	1,761,868
Kristalose	12,895,120	12,055,625	11,455,805
Vaprisol	936,615	1,763,874	1,576,222
Caldolor	5,222,282	5,001,997	4,178,443
Vibativ	8,691,550	5,075,057	—
Total net product revenues	$32,407,845	$28,803,961	$25,549,058